CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 289,016		$ 297,141	$ 357,451
Voyage Expenses	(165,012)		(142,465)	(125,987)
Vessel Operating Expenses	(80,411)		(87,663)	(80,266)
Impairment Loss on Vessels	(2,168)		(110,480)	0
Impairment Loss on Goodwill	0		(18,979)	0
Loss on Disposal of Vessels	(6,619)		0	0
General and Administrative Expenses	(12,727)		(12,575)	(12,296)
Depreciation Expense	(60,695)		(100,669)	(90,889)
Received Settlement	0		0	5,328
Net Operating (Loss) Income	(38,616)		(175,690)	53,341
Interest Income	334		347	215
Interest Expenses	(34,549)		(20,464)	(11,170)
Other Financial Expenses	(14,729)		(644)	(98)
Total Other Expenses	(48,944)		(20,761)	(11,053)
Net (Loss) Income Before Income Taxes and Equity (Loss)	(87,560)		(196,451)	42,288
Income Tax Expense	(79)		(83)	(102)
Equity Loss from Associate	(7,667)		(8,435)	(46,642)
Net Loss	$ (95,306)	[1]	$ (204,969)	$ (4,456)
Basic and Diluted Loss per Share (in dollars per share)	$ (0.67)		$ (1.97)	$ (0.05)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	141,969,666		103,832,680	92,531,001
Cash Dividends per Share (in dollars per share)	$ 0.07		$ 0.53	$ 1.37

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.